MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.29

Loan Number	TPR Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
XXXX	10004401	0	48.66	DTI	48.66	Yes - Tape Data Not Provided
XXXX	10004401	752	713	FICO	-39	Yes
XXXX	10004401		FULL	Doc Level	Yes	Yes - Tape Data Not Provided